Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks		£ 119,184	£ 110,618
Trading assets		116,042	100,696
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		9,417	19,068
Derivatives		198,172	174,116
Loans and advances to banks		14,521	14,371
Loans and advances to customers		82,666	75,491
Reverse repurchase agreements – non-trading		53,612	73,494
Financial investments		52,216	46,368
Assets held for sale	[1]	21,606	20,368
Prepayments, accrued income and other assets	[2]	56,950	65,749
Current tax assets		1,043	485
Interests in associates and joint ventures		703	665
Goodwill and intangible assets		303	203
Deferred tax assets		895	1,278
Total assets		727,330	702,970
Liabilities
Deposits by banks		26,515	22,943
Customer accounts		242,303	222,941
Repurchase agreements – non-trading		40,384	53,416
Trading liabilities		42,633	42,276
Financial liabilities designated at fair value		37,443	32,545
Derivatives		197,082	171,474
Debt securities in issue		19,461	13,443
Liabilities of disposal groups held for sale	[1]	23,110	20,684
Accruals, deferred income and other liabilities	[2]	50,484	62,560
Current tax liabilities		250	272
Insurance contract liabilities		3,424	20,595
Provisions		275	390
Deferred tax liabilities		5	6
Subordinated liabilities		16,908	14,920
Total liabilities		700,277	678,465
Equity
Total shareholders’ equity		26,895	24,359
– called up share capital		797	797
– share premium account		3,582	1,004
– other equity instruments		3,921	3,930
– retained earnings		25,040	24,724
– other reserves		(6,445)	(6,096)
Non-controlling interests		158	146
Total equity		27,053	24,505
Total liabilities and equity		£ 727,330	£ 702,970

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.
[2]	In 2023 ‘Items in the course of collection from other banks’ (£2,114m) were presented on the face of the balance sheet but are now reported within ‘Prepayments, accrued income and other assets’ in the Annual Report on Form 20-F. Similarly, ‘Items in the course of transmission to other banks’ (£2,116m) are now presented within ‘Accruals, deferred income and other liabilities’.